LOANS RECEIVABLE - Allowance For Credit Losses on Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Activity in the allowance for losses on loans
Beginning Allowance for Loan Losses	$ 31,829	$ 70,266	$ 32,316
Provision for loan losses	(9,600)	10,500	49,394
Losses charged off	(4,158)	(51,685)	(11,780)
Recoveries	2,312	2,748	336
Ending Allowance for Loan Losses	20,383	31,829	70,266
Residential properties [Member]
Activity in the allowance for losses on loans
Beginning Allowance for Loan Losses	6,941	6,663	4,427
Provision for loan losses	3,031	5,318	4,076
Losses charged off	(2,129)	(5,329)	(1,840)
Recoveries	799	289
Ending Allowance for Loan Losses	8,642	6,941	6,663
Residential Held For Sale [Member]
Activity in the allowance for losses on loans
Beginning Allowance for Loan Losses		12	10
Provision for loan losses		(16)	2
Losses charged off
Recoveries		4
Ending Allowance for Loan Losses			12
Commercial real estate [Member]
Activity in the allowance for losses on loans
Beginning Allowance for Loan Losses	7,086	13,201	6,708
Provision for loan losses	246	7,291	8,679
Losses charged off	(1,196)	(15,122)	(2,186)
Recoveries	425	1,716
Ending Allowance for Loan Losses	6,561	7,086	13,201
Construction and Development [Member]
Activity in the allowance for losses on loans
Beginning Allowance for Loan Losses	16,590	41,863	19,018
Provision for loan losses	(11,956)	1,990	29,682
Losses charged off	(684)	(27,966)	(7,164)
Recoveries	891	703	327
Ending Allowance for Loan Losses	4,841	16,590	41,863
Commercial loans [Member]
Activity in the allowance for losses on loans
Beginning Allowance for Loan Losses	513	7,682	1,015
Provision for loan losses	(455)	(4,600)	6,758
Losses charged off		(2,569)	(91)
Recoveries
Ending Allowance for Loan Losses	58	513	7,682
Installment [Member]
Activity in the allowance for losses on loans
Beginning Allowance for Loan Losses	699	845	1,138
Provision for loan losses	(466)	517	197
Losses charged off	(149)	(699)	(499)
Recoveries	197	36	9
Ending Allowance for Loan Losses	$ 281	$ 699	$ 845